                                                           FILE NUMBER 028-00568

                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2009

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of May, 2009.


                                    By: /s/ William M Lane
                                        ----------------------------------------
                                        William M Lane, Vice President
                                        for Torray LLC

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Torray LLC

March 31, 2009

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
                                                                               Item 6                              Item 8
                           Item 2    Item 3    Item 4      Item 5              Invest                         Voting Authority
Item 1                      Title    CUSIP   Fair Market    Total   --------------------------  Item 7  ----------------------------
Name of Issuer            of Class   Number     Value      Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
------------------------- -------- --------- ----------- ---------- ------- --------- -------- -------- --------- ---------- -------
Abbott Laboratories        common  002824100  13,686,179    286,922    X                          All     227,322      0      59,600
American Express Company   common  025816109   5,228,441    383,598    X                          All     295,873      0      87,725
Applied Materials, Inc.    common  038222105  11,398,139  1,060,292    X                          All     872,819      0     187,473
AT & T Inc.                common  00206R102  14,401,800    571,500    X                          All     467,800      0     103,700
Automatic Data
Processing, Inc.           common  053015103  15,925,581    452,946    X                          All     356,746      0      96,200
Cintas Corporation         common  172908105  17,603,508    712,116    X                          All     578,516      0     133,600
Cisco Systems, Inc.        common  17275R102  16,949,003  1,010,674    X                          All     839,874      0     170,800
Danaher Corporation        common  235851102  10,224,157    188,568    X                          All     150,168      0      38,400
Dow Chemical               common  260543103   4,214,157    499,900    X                          All     374,800      0     125,100
du Pont (E.I.) de Nemours  common  263534109   8,342,488    373,600    X                          All     281,300      0      92,300
Eaton Corporation          common  278058102   7,884,354    213,900    X                          All     169,200      0      44,700
EMC Corporation            common  268648102  15,818,378  1,387,577    X                          All   1,152,352      0     235,225
Gannett Co., Inc.          common  364730101   1,991,268    905,122    X                          All     761,422      0     143,700
General Electric Company   common  369604103   8,191,476    810,235    X                          All     657,899      0     152,336
Illinois Tool Works Inc.   common  452308109  12,503,968    405,315    X                          All     339,040      0      66,275
Intel Corporation          common  458140100  15,259,948  1,013,950    X                          All     827,750      0     186,200
International Business
Machines                   common  459200101  13,883,368    143,290    X                          All     113,190      0      30,100
Johnson & Johnson          common  478160104  14,595,553    277,482    X                          All     213,649      0      63,833
Kraft Foods Inc.           common  50075N104  13,093,146    587,400    X                          All     469,800      0     117,600
LaBranche & Co Inc.        common  505447102   6,729,756  1,799,400    X                          All   1,799,400      0           0
Loews Corporation          common  540424108  10,605,790    479,900    X                          All     403,300      0      76,600
Marsh & McLennan
Companies, Inc.            common  571748102  14,337,425    708,021    X                          All     566,252      0     141,769
McGraw-Hill Companies
Inc.                       common  580645109  13,548,051    592,394    X                          All     487,394      0     105,000
O'Reilly Automotive, Inc.  common  686091109  14,113,756    403,135    X                          All     316,835      0      86,300
Owens Corning              common  690742101   4,704,841    520,447    X                          All     423,247      0      97,200
The Procter & Gamble
Company                    common  742718109  13,301,136    282,462    X                          All     227,062      0      55,400
UnitedHealth Group Inc.    common  254687106  11,918,044    569,424    X                          All     466,024      0     103,400
USEC Inc.                  common  903293405  12,627,264  2,630,680    X                          All   2,074,489      0     556,191
The Walt Disney Company    common  90333E108  13,605,345    749,193    X                          All     606,218      0     142,975
Wellpoint, Inc.            common  94973V107  13,565,542    357,270    X                          All     292,270      0      65,000
3M Company                 common  88579Y101  15,075,104    303,200    X                          All     243,700      0      59,500
                                             ----------- ----------
                                             365,326,966 20,679,913
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